SCHEDULE OF COMPONENTS OF PROVISION FOR INCOME TAX (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income tax current year			$ 10	$ 529	$ 500
Over provision for previous years	$ 1	$ 62	(50)		(270)
Deferred tax			(13)
Income tax (benefit) expense	$ 1	$ 62	$ (53)	$ 529	$ 230